Long-Term Investments	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Long-Term Investments
9.	LONG-TERM INVESTMENTS

	As of December 31,
	2022	2023
	RMB	RMB
Investments in equity securities	30,000	30,000
Investments in equity method investee	1,856	1,811
Total	31,856	31,811

In July 2022, the Group made investment in Vertilite Co., Ltd. (“Vertilite”) with total consideration RMB30,000 without control, joint control or significant influence.